CONTRIBUTED EQUITY (Details)	12 Months Ended
	Jun. 30, 2018 AUD ($) shares	Jun. 30, 2017 AUD ($) shares	Jun. 30, 2018 AUD ($) Vote $ / shares
Issued and paid-up capital
Fully paid ordinary shares	$ 122,372,662	$ 122,382,625
Contributed equity	$ 122,382,625	$ 115,272,576	$ 122,372,662
Movements in number of shares on issue
Balance at the beginning of the financial year | shares	2,435,282,724	1,715,282,724
Add: shares issued as part of private placements | shares		720,000,000
Balance at the end of the financial year | shares	2,435,282,724	2,435,282,724
Movements in value of shares on issue
Balance at the beginning of the financial year	$ 122,382,625	$ 115,272,576
Add: shares issued as part of private placements		8,049,369
Add: facility fee rebate on previously issued shares		295,110
Less: transaction costs arising on share issue	(9,963)	(1,234,430)
Balance at the end of the financial year	$ 122,372,662	$ 122,382,625
Par value | $ / shares			$ 0
Number of vote | Vote			1